Short-term investments - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 01, 2024 CNY (¥)	Jul. 01, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Short-term investments
Loss on fair value change of the investments	¥ 6,308	$ 864
Other (loss)/income, net
Short-term investments
(Loss) and gain on fair value change of the investment in fund				¥ 5,507	¥ (47,487)
Structured Notes
Short-term investments
Other income			¥ 0	¥ 2,386	¥ 3,411